Consolidated Statement of Income - CAD ($) $ in Millions	3 Months Ended			6 Months Ended
	Apr. 30, 2024	Jan. 31, 2024	Apr. 30, 2023	Apr. 30, 2024	Apr. 30, 2023
Interest, Dividend and Fee Income
Loans	$ 9,745	$ 9,832	$ 8,533	$ 19,577	$ 15,499
Securities (Note 2)	3,716	3,439	2,895	7,155	5,033
Securities borrowed or purchased under resale agreements	1,672	1,557	1,472	3,229	2,700
Deposits with banks	1,031	1,026	882	2,057	1,921
Interest, Dividend and Fee Income	16,164	15,854	13,782	32,018	25,153
Interest Expense
Deposits	8,454	8,384	6,262	16,838	11,545
Securities sold but not yet purchased and securities lent or sold under repurchase agreements	2,282	1,876	1,929	4,158	3,454
Subordinated debt	111	111	103	222	204
Other liabilities	802	762	674	1,564	1,115
Interest Expense	11,649	11,133	8,968	22,782	16,318
Net Interest Income	4,515	4,721	4,814	9,236	8,835
Non-Interest Revenue
Securities commissions and fees	271	269	258	540	521
Deposit and payment service charges	398	396	395	794	711
Trading revenues (losses)	599	460	340	1,059	(943)
Lending fees	388	385	383	773	765
Card fees	212	214	173	426	320
Investment management and custodial fees	501	483	463	984	902
Mutual fund revenues	323	315	307	638	620
Underwriting and advisory fees	371	344	269	715	477
Securities gains, other than trading (Note 2)	81	13	35	94	110
Foreign exchange gains, other than trading	65	64	59	129	112
Insurance service results (Note 1)	99	99	101	198	189
Insurance investment results (Note 1)	25	(9)	(26)	16	(153)
Share of profit in associates and joint ventures	67	38	66	105	135
Other revenues (losses)	59	(120)	152	(61)	287
Non-Interest Revenue	3,459	2,951	2,975	6,410	4,053
Total Revenue	7,974	7,672	7,789	15,646	12,888
Provision for Credit Losses (Note 3)	705	627	1,023	1,332	1,240
Non-Interest Expense
Employee compensation	2,619	2,870	2,962	5,489	5,514
Premises and equipment	1,032	976	1,258	2,008	2,211
Amortization of intangible assets	276	279	278	555	440
Advertising and business development	202	191	195	393	334
Communications	100	101	90	201	164
Professional fees	204	207	310	411	539
Other	411	765	408	1,176	681
Non-Interest Expense	4,844	5,389	5,501	10,233	9,883
Income Before Provision for Income Taxes	2,425	1,656	1,265	4,081	1,765
Provision for income taxes (Note 10)	559	364	236	923	603
Net Income	1,866	1,292	1,029	3,158	1,162
Attributable to:
Bank shareholders	1,862	1,290	1,026	3,152	1,159
Non-controlling interest in subsidiaries	4	2	3	6	3
Net Income	$ 1,866	$ 1,292	$ 1,029	$ 3,158	$ 1,162
Earnings Per Common Share (Canadian $) (Note 9)
Basic	$ 2.36	$ 1.73	$ 1.27	$ 4.09	$ 1.42
Diluted	2.36	1.73	1.26	4.08	1.42
Common shares [member]
Earnings Per Common Share (Canadian $) (Note 9)
Dividends per common share	$ 1.51	$ 1.51	$ 1.43	$ 3.02	$ 2.86